Document and Entity Information	Feb. 19, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 19, 2021
Entity File Number	001-39134
Entity Registrant Name	BROADMARK REALTY CAPITAL INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-2620891
Entity Address, Address Line One	1420 Fifth Avenue, Suite 2000
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	971-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001784797
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	BRMK
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one fourth (1/4th) share of Common Stock at an exercise price of $2.875 per one fourth (1/4th) share
Trading Symbol	BRMK WS
Security Exchange Name	NYSEAMER